Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues	The Group's activities are organised into three financial reporting segments: Retail; Commercial Banking; and Insurance and Wealth.
Net interest income	£ 4,639	£ 7,389	£ 6,007
Other income, net of insurance claims	4,492	1,666	3,564
Segment underlying income, net of insurance claims	9,131	9,055	9,571
Total income	23,140	7,811	14,280
Costs	(5,655)	(5,731)	(5,998)
Impairment	(579)	(481)	(456)
Profit before tax	2,897	2,843	3,117
Profit for the period	2,225	2,189	2,317
Total assets	822,248	797,598
Customer deposits	421,692	418,066
Total liabilities	773,193	747,399
Total income, net of insurance claims	9,131	9,055	9,571
Underlying Basis [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	6,145	6,370	6,344
Other income, net of insurance claims	3,150	2,886	3,124
Segment underlying income, net of insurance claims	9,295	9,256	9,468
Profit before tax	4,194	3,832	4,234
External revenue	9,295	9,257	9,468
Total income, net of insurance claims	9,295	9,256	9,468
Continuing operations
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	4,639	7,389	6,007
Costs	(5,655)	(5,731)	(5,998)
Trading surplus	3,476	3,324	3,573
Profit before tax	2,897	2,843	3,117
Insurance grossing adjustment
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	(1,303)	1,078	(244)
Other income, net of insurance claims	1,418	(994)	321
Segment underlying income, net of insurance claims	115	84	77
Total income, net of insurance claims	115	84	77
Market volatility and asset sales
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	(87)	73	54
Other income, net of insurance claims	(22)	(171)	128
Segment underlying income, net of insurance claims	(109)	(98)	182
Profit before tax	(296)	(84)	34
Total income, net of insurance claims	(109)	(98)	182
Amortisation of purchased intangibles
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Profit before tax	(34)	(55)	(53)
Restructuring costs
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Other income, net of insurance claims	(48)	(54)
Segment underlying income, net of insurance claims	(48)	(54)
Profit before tax	(182)	(502)	(377)
Total income, net of insurance claims	(48)	(54)
Fair Value Unwind And Other Items
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	(116)	(132)	(147)
Other income, net of insurance claims	(6)	(1)	(9)
Segment underlying income, net of insurance claims	(122)	(133)	(156)
Profit before tax	(135)	(148)	(171)
Total income, net of insurance claims	(122)	(133)	(156)
Payment Protection Insurance Provision
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Profit before tax	(650)	(200)	(550)
Operating segments [member] | Retail
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Total assets	346,979	349,412
Customer deposits	252,400	252,808
Total liabilities	259,387	259,778
Operating segments [member] | Retail | Underlying Basis [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	4,366	4,549	4,511
Other income, net of insurance claims	1,007	1,045	1,052
Segment underlying income, net of insurance claims	5,373	5,594	5,563
Profit before tax	1,983	2,077	2,134
External revenue	6,501	6,623	6,399
Inter-segment revenue	(1,128)	(1,029)	(836)
Total income, net of insurance claims	5,373	5,594	5,563
Operating segments [member] | Commercial Banking
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Total assets	158,234	165,030
Customer deposits	150,553	148,635
Total liabilities	191,275	191,687
Operating segments [member] | Commercial Banking | Underlying Basis [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	1,460	1,512	1,501
Other income, net of insurance claims	733	828	842
Segment underlying income, net of insurance claims	2,193	2,340	2,343
Profit before tax	992	1,002	1,181
External revenue	1,770	3,071	1,818
Inter-segment revenue	423	(731)	525
Total income, net of insurance claims	2,193	2,340	2,343
Operating segments [member] | Insurance and wealth [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Total assets	151,165	140,487
Customer deposits	13,832	14,063
Total liabilities	158,259	147,673
Operating segments [member] | Insurance and wealth [Member] | Underlying Basis [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	58	63	60
Other income, net of insurance claims	1,183	886	979
Segment underlying income, net of insurance claims	1,241	949	1,039
Profit before tax	677	447	480
External revenue	939	693	1,202
Inter-segment revenue	302	256	(163)
Total income, net of insurance claims	1,241	949	1,039
Operating segments [member] | Other
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Total assets	165,870	142,669
Customer deposits	4,907	2,560
Total liabilities	164,272	148,261
Operating segments [member] | Other | Underlying Basis [Member]
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	261	246	272
Other income, net of insurance claims	227	127	251
Segment underlying income, net of insurance claims	488	373	523
Profit before tax	542	306	439
External revenue	85	(1,130)	49
Inter-segment revenue	403	1,504	474
Total income, net of insurance claims	£ 488	£ 373	£ 523